As filed with the Securities and Exchange Commission on October 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 60.3%	Value

	Computer & Internet Software - 6.3%
12,600	Google Inc. - Class A 1	$10,670,940
630,000	Microsoft Corp.	21,042,000
		31,712,940

	Computers & Peripheral Equipment - 8.6%
1,810,400	Hewlett-Packard Co.	40,444,336
332,012	Systemax Inc. 1,2	3,017,989
		43,462,325

	Consumer Products - 6.5%
546,111	Spectrum Brands Holdings Inc.	33,061,560

	Diversified Holding Companies - 6.3%
103,200	Berkshire Hathaway Inc. - Class B 1	11,477,904
814,082	Leucadia National Corp.	20,295,064
		31,772,968

	Financial Services - 1.5%
290,300	Federated Investors Inc. - Class B	7,884,548

	Loan Servicing - 4.7%
644,058	Walter Investment Management Corp. 1	23,630,488

	Marine Services & Equipment - 1.8%
48,100	SEACOR Holdings Inc. 1	3,996,148
227,134	Stolt-Nielsen LTD	5,233,117
		9,229,265

	Metals & Mining - 4.7%
1,245,000	Barrick Gold Corp.	23,841,750

	Oil & Gas Exploration & Production - 8.1%
1,098,200	Birchcliff Energy Ltd. 1	7,402,658
181,800	Devon Energy Corp.	10,378,962
1,151,542	EXCO Resources Inc.	8,383,226
805,299	WPX Energy, Inc. 1	15,026,879
		41,191,725

	Property/Casualty Insurance - 5.1%
30,487	Alleghany Corp. 1	11,801,213
25,028	White Mountains Insurance Group	14,009,423
		25,810,636

	Retailing - 4.8%
209,900	Sears Holdings Corp. 1	9,285,976
1,095,000	Staples Inc.	15,231,450
		24,517,426

	Telecommunications - 0.9%
655,799	Sprint Nextel Corp. 1	4,400,411

	Waste Treatment & Disposal - 1.0%
163,300	Republic Services Inc.	5,308,883

	TOTAL COMMON STOCKS (Cost $258,259,229)	305,824,925

		GUERNSEY INVESTMENT FUND - 1.1%
762,123		JZ Capital Partners Limited 2	5,604,106

		TOTAL GUERNSEY INVESTMENT FUND (Cost $4,201,658)	5,604,106

Principal Amount		FOREIGN GOVERNMENT SECURITIES - 8.6%

CAD 10,500,000		Canadian Government Bond
		1.000%, due 2/1/2014	9,967,175
CAD 15,000,000		Canadian Treasury Bill
		1.964%, due 11/7/13 4	14,215,323
NOK 59,700,000		Norwegian Treasury Bill
		3.159%, due 12/18/2013 4	9,711,584
NOK 59,600,000		Norwegian Treasury Bill
		1.516%, due 3/19/2014 4	9,657,579
			43,551,661

		TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $44,530,228)	43,551,661

		U.S. GOVERNMENT SECURITIES - 8.9%

		U.S. Treasury Bills - 8.9%
$10,000,000		0.055%, due 9/26/2013 4	9,999,618
10,000,000		0.060%, due 10/31/2013 4	9,999,840
10,000,000		0.043%, due 11/14/2013 4	9,999,700
15,000,000		0.033%, due 1/16/2014 4	14,998,590
			44,997,748

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $44,995,850)	44,997,748

		MISCELLANEOUS SECURITIES - 2.9% 1,3
		TOTAL MISCELLANEOUS SECURITIES (Cost $14,232,837)	14,518,453

		Total Investments (Cost $366,219,802) - 81.8%	414,496,893
		Cash and Other Assets in Excess of Liabilities - 18.2%	92,370,447
		TOTAL NET ASSETS - 100.0%	$506,867,340

CAD		Canadian Dollar
NOK		Norwegian Krone
	1	Non-income producing security.
	2	A portion of these securities are considered illiquid. As of August 31, 2013, the total market value of illiquid securities was $5,963,573 or 1.2% of net assets.
	3	Represents previously undisclosed securities which the fund has held for less than one year.
	4	Coupon represents yield to maturity from the purchase price.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows+:

Cost of investments			$367,274,710
Gross unrealized appreciation			55,164,946
Gross unrealized depreciation			(7,942,763)
Net unrealized appreciation			$47,222,183

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$305,824,925	$-	$-	$305,824,925
Guernsey Investment Fund	5,604,106	-	-	5,604,106
Foreign Government Securities	-	43,551,661	-	43,551,661
U.S. Government Securities	-	44,997,748	-	44,997,748
Miscellaneous Securities	14,518,453	-	-	14,518,453
Total Investments	$325,947,484	$88,549,409	$-	$414,496,893

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                     /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date             10/16/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*                    /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date             10/16/13

By (Signature and Title)*                   /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date             10/16/13

* Print the name and title of each signing officer under his or her signature.